13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Pointer Capital, LLC
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number:     028-12897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts                  Atlanta, GA                     4/30/2009
-------------------          -----------------------          ---------------
Signature                       City     State                      Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE
                                Report Summary:

**Confidential information has been omitted from the public 13F form and has been filed separately with the SEC with a request for confidential treatment.

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:            31,031

List of Other Included Managers:                    None

                                                               MKT VAL              INVESTMENT  OTHER    VOTING AUTHORITY
ISSUER NAME                      TITLE OF CLASS    CUSIP       (X $1000)    SHARES  DISCRETION  MNGRS   SOLE   SHARED   NONE
CLEVELANDS CLIFFS INC-W/RTS TO   COM               185896107      802         44195     SOLE                           44195
DOLLAR FINL CORP                 COM               256664103     3052       320,625     SOLE             65491        255134
BIO IMAGING TECHNOLOGIES INC     COM               09056N103      955        274600     SOLE            274600
EV ENERGY PARTNERS L P           COM UNITS         26926V107     5502       379,498     SOLE            102830        276668
EZCORP INC-CL A                  CL A NON VTG      302301106     1569       135,700     SOLE             40000         95700
GLOBAL SOURCES LTD               ORD               G39300101     1710        439964     SOLE            169540        270424
LITHIA MOTORS INC-CL A           CLA               536797103     1528        679527     SOLE                          679527
MCDERMOTT INTERNATIONAL INC      COM               580037109     3771       450,522     SOLE            167515        283007
NII HLDGS INC                    CL B NEW          62913F201     2541       169,465     SOLE             37225        132240
WALTER INDUSTRIES                COM               93317q105     6158       269,275     SOLE             84000        185275
UNITED ONLINE INC                COM               911268100     2152       482,690     SOLE            150000        332690
PHYSICIANS FORMULA HOLDINGS      COM               719427106      176        90,000     SOLE             90000
PROSHARES TR                     PSHS REAL ESTAT   74347R552      528        10,000     SOLE            10,000
SUNTRUST BKS INC                 COM               867914103      587        50,000     SOLE                          50,000
